Financial instruments included in the statement of financial position and impact on income	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	409	—	409	409
Trade receivables	1,837	—	1,837	1,837
Cash and cash equivalents	28,818	—	28,818	28,818
Total assets	31,064	—	31,064	31,064
Financial liabilities
Non-current financial liabilities	46,505	—	46,505	49,508
Current financial liabilities	4,735	—	4,735	4,753
Trade payables and other payables	11,639	—	11,639	11,639
Total liabilities	62,879	—	62,879	65,900
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406	—	406	406
Trade receivables	2,977	—	2,977	2,977
Cash and cash equivalents	49,737	—	49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978	—	45,978	48,443
Current financial liabilities	4,924	—	4,924	4,924
Trade payables and other payables	20,035	—	20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Management of financial risks

The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes. It does not use derivative financial instruments.

The principal financial risks faced by the Company are liquidity, foreign currency exchange, interest rate and credit risks.

Liquidity risk

Liquidity risk arises from the Company’s financial liabilities and significant expenses related to development and manufacturing of nanotechnology products and conducting clinical studies.

The Company’s operations have consumed substantial amounts of cash since its inception. Developing pharmaceutical product candidates, including conducting clinical trials, is expensive, lengthy and risky, and the Company expects to continue to incur significant losses in the near term. Accordingly, the Company will continue to require substantial additional capital to continue its clinical development activities and potentially engage in commercialization activities.

Liquidity risk management aims to ensure that the Company has access to sufficient liquidity and financial resources to be able to meet present and future obligations.

The Company prepares short‑term cash forecasts and annual operating cash flow forecasts as part of its budget procedures.

Prudent liquidity risk management involves maintaining sufficient liquidity, having access to financial resources through appropriate credit facilities and being able to unwind market positions.

At the date of these consolidated financial statements, the Company estimates, given its current cost structure and its projected expenditure commitments, to be able to finance its activities into mid-2026 (see Note 2. – General information, statement of compliance and basis of presentation for more details).

Foreign Currency Exchange Risk

The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is mainly derived from certain of its revenue and bank accounts denominated in U.S dollars. Under the global license Agreement with Janssen, and the Asia Licensing Agreement (former LianBio contract) the Company has received payments in U.S dollars. Additionally, the Company is also exposed through intragroup transactions between Nanobiotix S.A. and its U.S. subsidiary for which the functional currency is the U.S. dollar, as well as trade relations with customers and suppliers outside the euro zone.

At this stage of its development, the Company does not use hedging to protect its business against exchange rate fluctuations. However, a significant increase in its business activity outside the euro zone could lead to a greater exposure to foreign currency exchange risk as the Company’s operating capital requirements are mainly denominated in euro. If this occurs, the Company may implement a suitable hedging policy for these risks.

Credit risk

Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.

The credit risk related to cash and cash equivalents and to current financial instruments is not material given the rating and size of the relevant financial institutions.

The Company’s exposure to credit risk chiefly stems from trade receivables related to its customer (Janssen) as of June 30, 2025. Due to the limited number of customers, the Company appropriately monitors its receivables and their payment and clearance. The Company enters into such transactions only with highly reputable, financially sound counterparts.

Interest rate risk

The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of term deposits. Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.

As of June 30, 2025, loans issued by the Company are exclusively fixed rate loans and thus our exposure to interest rate and market risk is deemed low.

Variable interests on the EIB loan are royalty-based and are not subject to market rate risks.